FINANCIAL RISK MANAGEMENT	12 Months Ended
Jan. 31, 2019
FINANCIAL RISK MANAGEMENT [abstract]
FINANCIAL RISK MANAGEMENT
23.	FINANCIAL RISK MANAGEMENT

The Board of Directors approves and monitors the risk management processes, inclusive of documented investment policies, counterparty limits, and controlling and reporting structures. The type of risk exposure and the way in which such exposure is managed is provided as follows:

Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Company’s primary exposure to credit risk is on its cash held in bank accounts, accounts receivable, and its notes receivable from acquisition targets. The Company’s cash is deposited in bank accounts held with a major bank in Canada, a trust company in Canada, and two credit unions in Oregon and Colorado; and accordingly, there is a concentration of credit risk. This risk is managed by using a major bank that is a high credit quality financial institution as determined by rating agencies.

The Company’s notes receivables are placed with acquisition targets (Note 31). If an unlikely event occurred which delayed regulatory approval for an extended period of time or permanently, the risk of default on these notes would be increased based on the liquidity of the acquisition targets.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its obligations as they become due. The Company's ability to continue as a going concern is dependent on management's ability to raise required funding through future equity or debt issuances. The Company manages its liquidity risk by forecasting cash flows from operations and anticipating any investing and financing activities. Management and the Board of Directors are actively involved in the review, planning and approval of significant expenditures and commitments. The following table summarizes the Company’s contractual maturity for its financial liabilities, including both principal and interest payments:

	Carrying	Contractual				More than
	amount	cash flows	Under 1 year	1-3 years	3-5 years	5 years
As at January 31, 2019
Trade and other payables	$4,981,116	$4,981,116	$4,981,116	$-	$-	$-
Lease payments	7,907,965	8,243,168	2,092,692	6,150,476	-	-
Convertible debt	12,005,483	15,858,837	175,000	15,683,837	-	-
Consideration payable	1,375,268	1,375,268	1,375,268	-	-	-
Notes and other borrowings	30,000,000	30,000,000	21,000,000	9,000,000	-	-
Total	$56,269,832	$60,458,389	$29,624,076	$30,834,313	$-	$-

Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is not subject to any interest rate volatility as its long-term debt instruments and convertible notes are carried at a fixed interest rate throughout their term.

Foreign currency risk

The Company has administration in Canada and operations in the U.S. and is exposed to foreign exchange risk due to fluctuations in the U.S. dollar and Canadian dollar. Foreign exchange risk arises from financial assets and liabilities denominated in currency other than the U.S. dollar. A change of 10% in the CAD/USD exchange rate would impact loss and comprehensive loss by $1,867,000.

Capital Management

The Company’s objectives when managing its capital are to ensure there are sufficient capital resources to continue operating as a going concern and maintain the Company’s ability to ensure sufficient levels of funding to support its ongoing operations and development. The purpose of these objectives is to provide continued returns and benefits to the Company’s shareholders. The Company’s capital structure includes items classified in debt and shareholders’ equity (deficiency).

The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company’s management to sustain future development of the business considering changes in economic conditions and the risk characteristics of the Company’s underlying assets.

As of January 31, 2019, the Company is not subject to externally imposed capital requirements, with the exception of restricted cash posted as a deposit (Note 4).

Fair value

The fair value of the Company’s financial assets and liabilities approximates the carrying amount. Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are: Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities; Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and Level 3 – Inputs that are not based on observable market data.

The Company’s financial instruments include cash, restricted cash, receivables, notes receivable, accounts payable and accrued liabilities, and convertible notes with a fair value measured at Level 1 hierarchy for cash. Accounts payable and accrued liabilities approximate fair value due to the short-term nature of these instruments. Derivative liabilities are measured at Level 3 hierarchy.